STRAIGHT-LINE RENTAL INCOME AND RELATED EXPENSES	3 Months Ended
Jun. 30, 2011
STRAIGHT-LINE RENTAL INCOME AND RELATED EXPENSES [Text Block]
17.	STRAIGHT-LINE RENTAL INCOME AND RELATED EXPENSES

a) The Group’s real estate assets are leased to customers under operating leases. These leases have initial terms of 0.3 to 19.5 years, and usually the Group offers a rental holiday ranging from 2 to 15 months. The minimum rental amounts under the leases are generally subject to scheduled fixed increases.

The following table summarizes future minimum base rents to be received from customers for leases in effect as of June 30, 2011:

Year	Amount
2011	2,161,176
2012	4,357,659
2013	4,273,145
2014	3,926,343
2015	3,438,016
Thereafter	19,984,877
38,141,216

The following table summarizes future minimum base rents to be received from customers under subleases as of June 30, 2011:

Year	Amount
2011	354,354
2012	783,084
2013	706,133
2014	706,133
2015	635,903
Thereafter	1,840,210
5,025,817